NOTE 24. Carrying amount of the performing and non-performing finance receivables (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Net investment in direct financing and sales-type leases	$ 390,099	$ 234,952
Accounts receivable	27,931	32,956
Total	418,030	267,908
Undue
Net investment in direct financing and sales-type leases	390,099	234,952
Accounts receivable	2,988	3,025
Total	393,087	237,977
Past Due
Net investment in direct financing and sales-type leases	0	0
Accounts receivable	24,943	29,931
Total	$ 24,943	$ 29,931